Total
Catalyst Pivotal Growth Fund
FUND SUMMARY: CATALYST PIVOTAL GROWTH FUND
Investment Objective:
The Fund’s objective is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 40 and Appendix A – Intermediary-Specific Sales Charge Reductions and Waivers and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 44 and Waivers of Up-Front Sales Charge on Class A Shares on page 45.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Catalyst Pivotal Growth Fund	Catalyst Pivotal Growth Fund Class A		Catalyst Pivotal Growth Fund Class C	Catalyst Pivotal Growth Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	1.00%	[1]	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none		none	none
Redemption Fee	none		none	none
[1]	The 1.00% maximum deferred sales charge may be assessed in the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge) on shares redeemed within two years of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Catalyst Pivotal Growth Fund		Catalyst Pivotal Growth Fund Class A	Catalyst Pivotal Growth Fund Class C	Catalyst Pivotal Growth Fund Class I
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Interest/Dividend Expense		0.02%	0.02%	0.02%
Remaining Other Expenses		0.70%	0.70%	0.69%
Other Expenses		0.72%	0.72%	0.71%
Total Annual Fund Operating Expenses		1.97%	2.72%	1.71%
Fee Waiver and/or Expense Reimbursement	[1]	(0.42%)	(0.42%)	(0.41%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.55%	2.30%	1.30%
[1]	Catalyst Capital Advisors LLC (the “Advisor”) has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; and extraordinary expenses, such as regulatory inquiry and litigation expenses) at 1.53%. 2.28% and 1.28% for Class A shares, Class C shares and Class I shares, respectively, through October 31, 2022. This agreement may only be terminated by the Board of Trustees on 60 days’ written notice to the Advisor and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) so long as such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed the lesser of: (i) the Fund’s expense limitation at the time such expenses were waived and (ii) the Fund’s current expense limitation at the time of recoupment.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then hold or redeem all of your shares at the end of those periods. The Example only accounts for the Fund’s expense limitation in place through its expiration period, October 31, 2022, and then depicts the Fund’s total annual expenses thereafter. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Catalyst Pivotal Growth Fund - USD ($)	1	3	5	10
Catalyst Pivotal Growth Fund Class A	724	1,119	1,540	2,707
Catalyst Pivotal Growth Fund Class C	233	805	1,402	3,021
Catalyst Pivotal Growth Fund Class I	132	499	890	1,985

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2020 was 453% of the average value of its portfolio.
Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing primarily in the common stocks of U.S. companies that are experiencing or expected to experience growth opportunities. The Fund may invest in companies of any market capitalization but expects to invest a significant portion of its assets in large capitalization companies.

RCM Wealth Advisors (the “Sub-Advisor”) uses a combination of fundamental and technical analysis to select companies for the Fund’s portfolio. Using technical inputs, the Sub-Advisor screens for companies with trading patterns that indicate a positive uptrend or the expectation of a positive uptrend in price. Fundamental factors the Sub-Advisor considers include growing revenues, earnings, or cash flow; stable or growing margins; a strong corporate balance sheet; and an increased market recognition of those characteristics. Companies identified for potential investment are then evaluated to determine whether the current valuation of the company is significantly discounted enough from its projected future valuation by the Sub-Advisor to provide a reasonable rate of return for the portfolio.

Generally, only when fundamental, technical and value criteria have been satisfied will the company under consideration be included in the Fund on a long-term basis. However, stocks satisfying the technical criteria may be held within the portfolio for short periods with the intention of selling within a year. Stocks may be sold from the portfolio based on certain fundamental or technical criteria.

The Fund actively trades its portfolio investments, which may lead to higher transaction costs that affect the Fund’s performance and produce increased taxable distributions.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

Equity Security Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

Growth Stock Risk. “Growth” stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. “Growth” stocks also tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, “growth” stocks tend to be sensitive to changes in their earnings and more volatile in price than the stock market as a whole. In addition, companies that the Advisor or Sub-Advisor believes have significant growth potential are often companies with new, limited or cyclical product lines, markets or financial resources and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

Large Capitalization Company Risk. The Fund may invest in large capitalization companies. The securities of such companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Model and Data Risk. The strategy relies heavily on quantitative models (both proprietary models and those supplied by third parties) and information and data supplied by third parties (collectively, “Models and Data”). Models and Data are used to construct sets of transactions and investments to be included in a portfolio, as well as to provide risk management insights.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Some of the models used by the Advisor are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Small and Mid Capitalization Company Risk. To the extent the Fund invests in the stocks of small and mid sized companies, the Fund may be subject to additional risks, including the risk that earnings and prospects of these companies are more volatile than larger companies.

Turnover Rate Risk. Because stocks are generally sold from the portfolio within three to four months after purchase, the Fund may have portfolio turnover rates significantly in excess of 100. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class A shares for each full calendar year since inception. Although Class C shares and Class I shares would have similar annual returns to Class A shares because they are invested in the same portfolio of securities, the returns for Class C shares and Class I shares would be different from Class A shares because Class C shares and Class I shares have different expenses than Class A shares. The performance table shows how the average returns of the Class A, C, and I shares compare over time with those of a broad-based market index. Sales charges are reflected in the information shown below in the table, but the information shown in the bar chart does not reflect sales charges, and, if it did, returns would be lower. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-866-447-4228 and on the Fund’s website at www.CatalystMF.com.

The Fund changed its strategy effective May 7, 2021. Performance information for periods prior to May 7, 2021 does not reflect the current investment strategy.

Annual Total Returns

During the period shown in the bar chart, the highest return for a quarter was 15.29% (quarter ended June 30, 2020), and the lowest return for a quarter was (27.80)% (quarter ended March 31, 2020). The Fund’s Class A shares year-to-date return as of March 31, 2021 was 3.13%.

Average Annual Total Returns (for the periods ended December 31, 2020)
Average Annual Total Returns - Catalyst Pivotal Growth Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Catalyst Pivotal Growth Fund Class A	Return Before Taxes	(3.65%)	7.50%	5.10%	Dec. 31, 2013
Catalyst Pivotal Growth Fund Class A | After Taxes on Distributions		(3.66%)	5.64%	3.55%
Catalyst Pivotal Growth Fund Class A | After Taxes on Distributions and Sales		(2.16%)	4.99%	3.26%
Catalyst Pivotal Growth Fund Class C	Return Before Taxes	1.38%	7.95%	5.20%	Dec. 31, 2013
Catalyst Pivotal Growth Fund Class I	Return Before Taxes	2.51%	9.03%	6.27%	Dec. 31, 2013
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)		18.40%	15.22%	12.92%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for other share classes will vary.